Capital Leases (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Capital Leased Assets [Line Items]
Current portion of capital lease obligations	$ 3,181,382	$ 159,028
Non-current portion of capital lease obligations	40,704,203	8,971,622
Amount receivable in respect of capital leases	(2,880,000)	0
Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Current portion of capital lease obligations	3,338,766	181,047
Current portion of deferred finance fees	(157,384)	(22,019)
Non-current portion of capital lease obligations	41,301,086	9,064,702
Non-current portion of deferred finance fees	(596,883)	(93,080)
Total capital lease obligations	43,885,585	9,130,650
Amount receivable in respect of capital leases	(2,880,000)	0
Net capital lease obligations	$ 41,005,585	$ 9,130,650